Royalty, Stream and Working Interests, Net	12 Months Ended
Dec. 31, 2017
Royalty, Stream and Working Interests, Net
Royalty, Stream and Working Interests, Net

Note 8 – Royalty, Stream and Working Interests, Net

a)	Royalties, Streams and Working Interests

	2017
		Accumulated
	Cost	Depletion(1)	Impairment	Carrying Value
Mineral Royalties	$1,017.0	$(530.9)	$—	$486.1
Streams	3,715.9	(1,140.5)	—	2,575.4
Oil and Gas	1,009.5	(326.8)	—	682.7
Advanced	188.1	(36.2)	—	151.9
Exploration	58.7	(15.6)	—	43.1
	$5,989.2	$(2,050.0)	$—	$3,939.2

	2016
		Accumulated
	Cost	Depletion(1)	Impairment	Carrying Value
Mineral Royalties	$963.0	$(475.0)	$—	$488.0
Streams	3,450.0	(880.4)	(67.4)	2,502.2
Oil and Gas	732.4	(283.5)	—	448.9
Advanced	222.9	(34.1)	—	188.8
Exploration	52.0	(11.5)	(0.1)	40.4
	$5,420.3	$(1,684.5)	$(67.5)	$3,668.3

[1]	Accumulated depletion includes previously recognized impairment charges.

	Mineral
	Royalties	Streams	Oil & Gas(1)	Advanced	Exploration	Total
Balance at January 1, 2016	$538.2	$2,122.3	$356.3	$200.4	$40.3	$3,257.5
Acquisitions	—	642.8	101.3	1.7	—	745.8
Disposals	(16.2)	—	—	—	—	(16.2)
Transfers	6.2	—	—	(6.2)	—	-
Impairments	—	(67.4)	—	—	(0.1)	(67.5)
Depletion	(52.1)	(195.5)	(19.1)	(0.7)	(0.2)	(267.6)
Impact of foreign exchange	11.9	—	10.4	(6.4)	0.4	16.3
Balance at December 31, 2016	$488.0	$2,502.2	$448.9	$188.8	$40.4	$3,668.3

Acquisitions (Note 4)	—	265.8	232.7	—	1.0	499.5
Transfers	42.1	—	—	(43.2)	1.1	—
Impairments	—	—	—	—	—	—
Depletion	(52.3)	(192.6)	(23.0)	(1.0)	—	(268.9)
Impact of foreign exchange	8.3	—	24.1	7.3	0.6	40.3
Balance at December 31, 2017	$486.1	$2,575.4	$682.7	$151.9	$43.1	$3,939.2

[1]	Of the net book value as at December 31, 2017, $453.7 million (2016 - $345.8 million) is depletable and $229.0 million (2016 - $103.1 million) is non-depletable.

b)	Impairments of Royalties, Streams and Working Interests

Impairments in the carrying value of each CGU (generally individual royalty or stream interest or in the case of oil & gas, a group of interests in the same property and the associated oil & gas well equipment) are measured and recorded to the extent that the carrying value of each CGU exceeds its estimated recoverable amount, which is generally calculated using an estimate of future discounted cash-flows. As part of the Company’s regular asset impairment analysis, which included the presence of impairment indicators, the Company recorded impairment charges for the year ended December 31, 2016, as summarized in the following table:

	2017	2016
Royalty, stream and working interests, net:
Cooke 4	$—	$67.4
Exploration assets	—	0.1
Total impairment losses	$—	$67.5

There were no impairment indicators identified during 2017. During 2016, the following were identified as indicators of impairment:

Cooke 4

On October 27, 2016, Sibanye Gold Limited (“Sibanye”) announced that it had ceased production at the Cooke 4 underground operation. Management assessed the cessation of operations as an indicator of impairment, and accordingly, performed an impairment assessment.

Exploration assets

The Company was notified, pursuant to various royalty agreements, that the explorer/developer had abandoned tenements, concessions or ground which was subject to royalty rights held by the Company. In the circumstances, the Company wrote-off the carrying value of the associated exploration assets to nil. For the year ended December 31, 2016, the total amount written off was $0.1 million.

Key assumptions and sensitivity

The key assumptions and estimates used in determining the recoverable amount are related to commodity prices and discount rates.

The FVLCD for Cooke 4 was determined by calculating the net present value (“NPV”) of the estimated future cash-flows expected to be generated by the processing of the Cooke 4 tailings. The estimates of future cash-flows were derived from a model developed by management based on expected performance using publicly released information from the operator. Based on observable market or publicly available data, the Company’s management made assumptions of future commodity prices to estimate future revenues. These price assumptions were supported by longer-term consensus price estimates obtained from a sample of analysts. The future cash-flows were discounted using an after-tax discount rate which reflects specific market risk factors associated with Cooke 4. The Company estimated the recoverable amount of its Cooke 4 interest to be $2.1 million.

The key assumptions in the impairment testing consisted of the timing of the estimated future cash flows, forecasted gold prices, and the discount rate. The Company used a long-term gold price of $1,321 per ounce, and a discount rate of 8%. The Company also performed sensitivity analyses on these key assumptions that impact the impairment calculations, by applying a change of 10% on the gold price assumption, a change of 300 basis points for the discount rate assumption, and a 5-year change in the timing of expected future cash flows. These sensitivity analyses did not result in a significant change in the estimated recoverable amount and impairment charge.

c)	Disposals of Royalties, Streams and Working Interests

In October 2016, Kirkland Lake Gold Ltd. (“Kirkland Lake”) exercised its option to buy back 1% of an overlying 2.5% net smelter return royalty for an aggregate cash consideration of $30.3 million ($36.0 million less royalty proceeds attributable to the buyback portion of the NSR paid to Franco-Nevada prior to the effective date of the buyback). The carrying value of the NSR portion subject to the buyback was $16.2 million. The Company recognized a gain on disposal of $14.1 million in the consolidated statement of income and comprehensive income for the year ended December 31, 2016.